Trading Properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Trading Properties [Abstract]
Non-current	$ 4,856	$ 7,836
Current	2,316	523
Total	$ 7,172	$ 8,359